Earnings Per Share	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

4. EARNINGS PER SHARE

The weighted average number of shares for the purpose of diluted earnings per share can be reconciled to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2026	2025
Net loss for the period	53,316,618	6,033,416
Weighted average number of shares used in basic earnings per share	1,793,797,820	314,858,547
Weighted average number of shares used in diluted earnings per share	1,793,797,820	314,858,547

Profit / (loss) per share – basic and diluted (A$)	(0.03)	(0.02)

There were 1,502,380,263 options and performance rights outstanding at the end of the year (2025: 435,410,433) that have not been taken into account in calculating diluted EPS due to their effect being anti-dilutive.

4.	EARNINGS PER SHARE

The weighted average number of shares for the purpose of diluted earnings per share can be reconciled to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2025	2024
Net Loss (A$)	(6,033,416)	(16,988,681)
Weighted average number of shares used in basic earnings per share share (#)	314,858,547	168,938,126
Weighted average number of shares used in diluted earnings per share share (#)	314,858,547	168,938,126
Profit / (Loss) per share – basic and diluted (dollars)	(0.02)	(0.10)

There were 435,410,433 options, performance rights and performance shares outstanding at the end of the year (2024: 151,980,688) that have not been taken into account in calculating diluted EPS due to their effect being anti-dilutive.

Since 30 June 2025, the Group has issued 1,361,367516 in ordinary shares and 911,796,932 potential ordinary shares as performance rights or options issued. Of the potential ordinary shares as performance rights or options issued, 249,511,313 have been converted into shares.